RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

Note 14 - RELATED PARTIES TRANSACTIONS:

	Year ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Share based compensation expenses:
Research and development income, net	(163)	(529)	(459)
General and administrative expenses	76	19	399